Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Loss for basic and diluted earnings per share
Net (loss) income	$ (671,983)	$ 44,654	$ (12,698)
Shares of Common stock and equivalents:
Effect of dilutive securities	0	144	0
Weighted average common shares - diluted	9,484	6,953	7,183
Basic loss per share (USD per share)	$ (70.85)	$ 6.56	$ (1.77)
Diluted loss per share (USD per share)	$ (70.85)	$ 6.42	$ (1.77)